Transactions with Related Parties	6 Months Ended
Jun. 30, 2015
Transactions with Related Parties [Abstract]
Transactions with Related Parties
4. Transactions with Related Parties

On July 27, 2015, the Company proceeded with the sale and transfer of all of the issued and registered shares of the vessel-owning subsidiaries of the M/V Dream Seas, the M/V Gentle Seas, the M/V Peaceful Seas and the M/V Friendly Seas to an entity controlled by Mr. Michael Bodouroglou, the Company's Chairman, President, Chief Executive Officer and Interim Chief Financial Officer based on a mutually agreed value of $63,200,000 (refer to Note 7).

Other than the above, the following transactions with related parties occurred during the six months ended June 30, 2014 and 2015.

(a)      Allseas: The following amounts charged by Allseas are included in the accompanying unaudited interim condensed consolidated statements of comprehensive loss:

	Six Months Ended June 30,
	2014	2015
Included in Commissions
Charter hire commissions	$350,706	$-

Netted against Gain from sale of assets
Vessel sale & purchase commissions	$745,000	$-

Included in Vessel operating expenses
Superintendent fees	$193,351	$286,398

Included in Dry-docking expenses
Superintendent fees	$123,840	$16,260

Management fees - related party
Management fees (1)	$2,294,542	$2,173,940
Financial accounting and reporting services	379,224	375,002
Loretto agreement	880,015	-
Total Management fees - related party	$3,553,781	$2,548,942

Included in General and administrative expenses
Administrative fees	$19,695	$16,022
Executive services agreement	$1,986,790	$1,610,370

(1) The daily management fee per vessel is subject to adjustment on June 1 of each year based on the official Eurozone inflation rate. Effective June 1, 2015, Allseas management fee was adjusted from €664.46 to €666.45 per vessel per day.

The following amounts charged by Allseas are capitalized and are included in Assets held for sale, Vessels, net and Advances for vessels under construction in the accompanying condensed consolidated balance sheets: Technical management and superintendent fees relating to newbuilding vessels, pre-delivery services and vessel purchase commissions, which in the aggregate amounted to $2,524,559 and $886,014 for the six months ended June 30, 2014 and 2015, respectively.

Each month, the Company funds a payment to Allseas to cover working capital needs equal to one month of estimated operating expenses. At each balance sheet date, the excess of the amount funded to Allseas over payments made by Allseas for operating expenses is reflected as Due from related parties. As of December 31, 2014 and June 30, 2015, the amount due from Allseas was $843,510 and $707,045, respectively.

In January 2015, the Company's vessel owning subsidiaries signed amended and restated management agreements with Allseas, according to which a portion of the services that were previously provided by Allseas have been ceased. Pursuant to the terms of the amended and restated management agreements, effective January 2015, Allseas is no longer providing chartering and sale and purchase services, and as such the fees related to these services have been terminated. More specifically, the commissions representing the 1.25% of the gross freight, demurrage and charter hire collected from the employment of the vessels (“Charter Hire Commission”), and the 1.00% of the price of any vessel bought, constructed or sold on behalf of the Company, calculated in accordance with the relevant memorandum of agreement (“Vessel Commission”) are no longer payable to Allseas.

On May 18, 2015, the Company entered into an amended and restated accounting agreement with Allseas, pursuant to which the duration of the agreement was converted from the fixed term of one year to indefinite unless terminated in accordance with the provisions of the agreement. The fees under the amended and restated accounting agreement remained unchanged. If the respective agreement is terminated by Allseas either for “good reason” or as a result of “change in control”, as such terms are defined in the agreement, or terminated by the Company without “cause”, as defined in the agreement, Allseas will be entitled to receive (i) its fee payable through the “termination date”, as defined in the agreement, and (ii) compensation equal to three years' annual financial accounting services fee and financial reporting fee then applicable.

On May 18, 2015, the Company entered into an amended and restated executive services agreement with Allseas, pursuant to which the duration of the agreement was converted from the fixed term of five years to indefinite unless terminated in accordance with the provisions of the agreement. The fees under the amended and restated executive services agreement remained unchanged. If the respective agreement is terminated by Allseas either for “good reason” or as a result of “change in control”, as such terms are defined in the agreement, or terminated by the Company without “cause”, as defined in the agreement, Allseas will be entitled to receive (i) its fee payable through the “termination date”, as defined in the agreement, (ii) compensation equal to three years' annual executive services fee then applicable, and (iii) 3,000,000 of the Company's common shares, issued for no consideration on the date of termination.

(b)      Seacommercial

In January 2015, the Company's vessel owning subsidiaries signed brokerage services agreements with Seacommercial. Pursuant to the agreements, effective January 2015, Seacommercial provides full brokerage services in exchange for fees representing the 1.25% Charter Hire Commission and the 1.00% Vessel Commission.

The expenses incurred amounted to $0 and $251,826 for the six months ended June 30, 2014 and 2015, respectively, and are included in Commissions in the accompanying unaudited interim condensed consolidated statements of comprehensive loss.

The balances due to Seacommercial amounted to $0 and $32,229 as of December 31, 2014 and June 30, 2015, respectively.

In the third quarter of 2015, following the sale of all of the issued and registered shares of the vessel-owning subsidiaries of the M/V Dream Seas, M/V Gentle Seas, M/V Peaceful Seas and M/V Friendly Seas to an entity controlled by Mr. Michael Bodouroglou as discussed above, the Company proceeded with the payment of 1.00% Vessel Commission, or $632,000, to Seacommercial.

(c)      Granitis Glyfada Real Estate Ltd. ("Granitis") - Leasing: Rent expense under this lease amounted to $25,078 and $20,470 for the six months ended June 30, 2014 and 2015, respectively, and is included in General and administrative expenses in the accompanying unaudited interim condensed consolidated statements of comprehensive loss.

(d)      Crewcare Inc. (“Crewcare”)

Manning Agency Agreements: The expenses incurred amounted to $201,851 and $237,417 for the six months ended June 30, 2014 and 2015, respectively, and are included in Vessel operating expenses.

Cadetship Program Agreement: The expenses incurred amounted to $75,000 and $130,000 for the six months ended June 30, 2014 and 2015, respectively, and are included in Vessel operating expenses.

The balances due to Crewcare amounted to $166,354 and $688,984 as of December 31, 2014 and June 30, 2015, respectively.